Offerings - Offering: 1	Sep. 29, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Ordinary shares, no nominal value per share
Amount Registered | shares	116,478,000
Proposed Maximum Offering Price per Unit	0.0155
Maximum Aggregate Offering Price	$ 1,805,409.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 276.41
Offering Note	The Ordinary Shares registered hereby are evidenced by American Depositary Shares ("ADSs"). The ADSs, each representing five hundred (500) ordinary shares, have been registered on a separate registration statement on Form F-6 as amended and filed with the Securities and Exchange Commission on June 6, 2016 (File No. 333-128681). The 116,478,000 Ordinary Shares registered hereby consist of (i) 14,204,500 Ordinary Shares and (ii) 102,273,500 Ordinary Shares, represented by 204,547 ADSs, issued or issuable upon the exercise of the Pre-Funded Warrants, issued to the Selling Shareholders in a private placement. Pursuant to Rule 416(a) under the Securities Act, this registration statement shall also cover an indeterminate number of shares that may be issued and resold resulting from stock splits, stock dividends or similar transactions. The price per share and maximum aggregate offering price are estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) under the Securities Act, and based on the average of the high and low prices of the registrant's ADSs on September 24, 2025, as reported on The Nasdaq Capital Market, divided by five hundred (500).